Consolidated Statements of Comprehensive (Loss)/Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to the Company
Net (loss)/income	$ (22,963)	$ 14,557	$ 10,427
Other comprehensive income/(loss)
Foreign currency translation gain/(loss)	10,964	(10,722)	(5,557)
Total comprehensive (loss)/income	(11,999)	3,835	4,870
Less: Comprehensive income attributable to non-controlling interests	(5,033)	(1,427)	(1,732)
Total comprehensive (loss)/income attributable to the Company	$ (17,032)	$ 2,408	$ 3,138